Trade and Other Payables	12 Months Ended
Dec. 31, 2021
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Trade and Other Payables
15.	Trade and Other Payables
Details of trade and other payables as at December 31, 2020 and 2021, are as follows:

(In millions of Korean won)	December 31, 2020		December 31, 2021
Current liabilities
Trade payables	￦	1,239,717	￦	1,537,148
Other payables		4,970,382		5,104,274

Total	￦	6,210,099	￦	6,641,422

Non-current liabilities
Trade payables	￦	1,528	￦	—
Other payables		806,012		1,338,781

Total	￦	807,540	￦	1,338,781

Details of other payables as at December 31, 2020 and 2021 are as follows:

(In millions of Korean won)	December 31, 2020		December 31, 2021
Non-trade payables 1	￦	3,841,227	￦	4,378,445
Accrued expenses		933,978		1,037,616
Operating deposits		803,904		814,613
Others		197,285		212,381
Less: non-current		(806,012)		(1,338,781)

Current	￦	4,970,382	￦	5,104,274

1	Settlement payables of BC Card Co., Ltd., a subsidiary of the Group, of ￦ 1,086,996 million related to credit card transactions are included as at December 31, 2021 (2020: ￦ 1,007,171 million).